UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  February 29, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report  |  February 29, 2016

Performance Trust Strategic Bond Fund (Symbol: PTIAX) and
Performance Trust Municipal Bond Fund (Symbol: PTIMX, PTRMX)

© 2016 PT Asset Management, LLC. All Rights Reserved.

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholders:

Performance Trust Strategic Bond Fund (PTIAX) Semi-Annual Management
Discussion and Analysis:  9/1/2015 – 2/29/2016

For the six-month period ended February 29, 2016, the Performance Trust Strategic Bond Fund (“PTIAX” or the “Fund”) posted a return of 2.45%, assuming all dividends were reinvested into the Fund. The Barclays Capital U.S. Aggregate Bond Index returned 2.20% over the same time period.

Yields on 10-year Treasuries were down 41 basis points (0.41%) over the past six months (from 2.15% to 1.74%), and yields on 10-year AAA-rated municipals were down by a similar amount.  While Treasury and muni yields behaved similarly from the beginning of the period to the end, it would be misleading to say they moved together in lock step throughout the period.  Municipal bonds spent most of that time dramatically outperforming the Treasury market.  On 9/1/2015, the 10-year Treasury yield was 2.15% while an investor could get 2.19% on a 10-year AAA-rated municipal bond.  By early to mid-January, Treasury yields had hardly moved while the yield on the 10-year muni fell to 1.75%.  At the beginning of the period, tax-exempt bonds looked very attractive relative to taxable bonds, and we had allocated more than 22% of PTIAX to the asset class.  As tax-exempt yields fell (and prices rose), we benefited greatly by this large allocation to the asset class.  But by early to mid-January, tax-exempts had become much less attractive relative to taxable bonds on a going forward basis.  We rapidly reduced our allocation to tax-exempts hitting an inter-period low of 11.29% in early February.  The situation then quickly reversed.  Treasuries dramatically outperformed tax-exempt municipal bonds over the month of February.  As this commentary is being written, the Treasury/muni yield ratio looks very similar to what it did at the beginning of the period.  If this persists, we will almost certainly increase our allocation to tax-exempt bonds.

Credit spreads widened across all fixed-income products – high-yield and investment grade corporate bonds, non-agency residential and commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLOs), etc.  Prices on the Fund’s structured credit allocation, primarily non-agency residential mortgage-backed securities (RMBS), were down nearly 2% for the period.  This was almost precisely offset by the carry (yield) on the bonds, and the total return was roughly flat.  Fundamentals in the asset class (e.g., delinquency rates, housing prices, loan-to-value ratios, etc.) continued to improve, and we currently regard RMBS as a particularly attractive asset class.  Our current allocation target for RMBS is 50%, with a 5% target allocation for both CMBS and CLOs.

While the market events detailed above took place, the Fund was growing rapidly.  During the period, PTIAX more than doubled in size from $164.4 million to $339.23 million.  We are pleased that we were able to maintain desired allocation levels, particularly in structured credit, during the period.

The table below shows the change in allocation from the beginning of the period to the end:

	9/1/2015	2/29/2016
Non-Agency RMBS	52.32%	47.65%
CLOs	3.92%	2.88%
CMBS	0.49%	5.74%
Sub-total Structured Credit	56.73%	56.27%
Cash	0.96%	3.45%
Corporate Bonds	1.78%	3.79%
Tax-Exempt Municipal Bonds	22.20%	12.44%
Taxable Municipal Bonds	18.33%	24.05%

Performance Trust Municipal Bond Fund (PTIMX, PTRMX) Semi-Annual Management
Discussion and Analysis:  9/1/2015 – 2/29/2016

For the six-month period ended February 29, 2016, the Performance Trust Municipal Bond Fund (“PTIMX” or the “Fund”) returned 5.01%, assuming dividends were reinvested, which compares favorably to the Barclays Capital U.S. Municipal Bond Index’s return of 3.62%.  PTIMX’s above index return can be primarily attributed to its 6.9 year duration relative to the Index’s 4.9 year duration in a falling interest rate environment.  Over the six-month period, municipal bond rates fell by 0.43% in the 10-year part of the yield curve.  Additionally, PTIMX has avoided many of the troubled credits such as Puerto Rico, Chicago Board of Education, Flint, and Atlantic City that have, in some instances, lost as much as 15% of their value over the course of just a couple of months.  Favorable returns were achieved even as Fund assets grew by over 45%.

The market finished calendar year 2015 with the Federal Reserve increasing the overnight lending rate to 0.25%, the first increase in nearly a decade.  However, Fed Fund Futures indicated that market participants were not convinced of the Fed’s plan to raise rates four more times over the course of calendar year 2016.  Credit issues that emerged in January 2016, including major routes in global stocks and liquidity issues in high-yield corporate credit, elevated market

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

LETTER FROM THE INVESTMENT ADVISER

skepticism over the pace of Fed hikes.  As a result, municipal bond yields fell to levels unseen since early 2013.  Municipal bonds were buoyed by consistently strong inflows into bond funds and limited new issue supply during this six-month period.  Towards the end of February 2016, strong economic data emerging from US inflationary gauges and labor markets helped equity and high-yield securities regain their footing, driving municipal and Treasury bond yields higher.

Looking ahead, we expect to see slack in the municipal market as we approach tax season, a seasonally weak time of the year where investors liquidate positions to pay taxes and the new issue calendar tends to pick up.  We expect the slack in the municipal markets will continue to make municipal bonds look attractive relative to Treasury bonds, which may attract non-traditional buyers to the municipal market.  However, we continue to invest with a focus on maximizing the total return of PTIMX over a medium term horizon, regardless of where market interest rates finish at the end of the horizon.  Our Shape Management® discipline to managing the portfolio has successfully guided PTIMX through turbulent markets in the past.  We will therefore be focusing on adding bonds that we believe have the highest potential for spread tightening and/or income distribution over our horizon.

Risk Management for the Funds

The Portfolio Management team employs Shape Management® as a key component of our investment process.  Shape Management® is a proprietary means of applying total return scenario analysis to both individual bonds and portfolios of bonds.  Total return scenario analysis applies various interest rate shifts, yield curve slope analysis, reinvestment rate assumptions and probability analysis to determine a municipal bond’s “shape”, or how we believe that bond will perform in various interest rate environments.

We measure the risk of the portfolio on both an individual bond and portfolio level.  Interest rate and credit spread volatility effects are measured by evaluating portfolio performance in fluctuating yield environments.  Idiosyncratic risks are evaluated and diversified across coupon, credit quality, maturity, credit sector, duration, position size, and state.  Liquidity is managed through a line of credit, cash balance, allocation limits to individual issuers, and allocation limits to the sectors.  Management regularly reviews the risks of the portfolio in order to appropriately position its holdings based on the continuously changing uncertainties associated with the RMBS and municipal markets.

For the RMBS allocation, Management regularly stresses the bonds for various credit scenarios incorporating decreases in home prices and increases in unemployment akin to those experienced in the credit crises.  We combine these stress scenarios with various movements in credit spreads to monitor the risks inherent in the RMBS allocation of the portfolio.

Past performance is not indicative of future returns. The views in this report were those of the Funds’ Managers as of February 29, 2016 and may not reflect the views of the Funds’ Managers on the date this Report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX)

Performance Trust Strategic Bond Fund (Unaudited)
Total Return vs. Barclays Capital U.S. Aggregate Bond Index

Total Returns—For the Six Months Ended February 29, 2016 (Unaudited)

					ANNUALIZED
	SIX	ONE	THREE	FIVE	SINCE INCEPTION
	MONTHS	YEAR	YEAR	YEAR	(AUGUST 31, 2010)(1)
Performance Trust Strategic Bond Fund	2.45%	3.13%	3.83%	6.16%	7.02%
Barclays Capital U.S. Aggregate Bond Index	2.20%	1.50%	2.22%	3.60%	3.11%

(1)	The Performance Trust Strategic Bond Fund (the “Fund”) commenced investment operations on September 1, 2010.

The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Barclays Capital U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on August 31, 2010, the inception date for the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAMfunds.com.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 29, 2016

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX)

Performance Trust Municipal Bond Fund – Institutional Class (Unaudited)
Total Return vs. Barclays Capital U.S. Municipal Bond Index

Total Returns—For the Six Months Ended February 29, 2016 (Unaudited)

				ANNUALIZED
	SIX	ONE	THREE	SINCE INCEPTION
	MONTHS	YEAR	YEAR	(JUNE 30, 2011)
Performance Trust Municipal Bond Fund -–
Institutional Class	5.01%	5.26%	4.28%	7.54%
Barclays Capital U.S. Municipal Bond Index	3.62%	3.95%	3.37%	5.07%

The Barclays Capital U.S. Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Barclays Capital U.S. Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $1,000,000 made on June 30, 2011, the inception date for the Institutional Class shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAMfunds.com.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTRMX)

Performance Trust Municipal Bond Fund – Retail Class (Unaudited)
Total Return vs. Barclays Capital U.S. Municipal Bond Index

Total Returns—For the Six Months Ended February 29, 2016 (Unaudited)

				ANNUALIZED
	SIX	ONE	THREE	SINCE INCEPTION
	MONTHS	YEAR	YEAR	(SEPTEMBER 28, 2012)
Performance Trust Municipal Bond Fund – Retail Class	4.87%	5.04%	4.11%	4.60%
Barclays Capital U.S. Municipal Bond Index	3.62%	3.95%	3.37%	3.37%

The Barclays Capital U.S. Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Barclays Capital U.S. Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on September 28, 2012, the inception date for the Retail Class shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAMfunds.com.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX, PTRMX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 29, 2016

*	For additional details on allocation of portfolio holdings by state, please see the Schedule of Investments.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2016 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal
	Bond Fund	Bond Fund
Assets
Investments, at value (cost $344,595,171 and $108,205,997, respectively)	$344,637,016	$113,090,178
Cash	114,124	—
Dividend and interest receivable	1,789,644	778,872
Receivable for investments sold	672,632	550,221
Receivable for Fund shares sold	6,975,290	4,642,240
Other assets	12,157	32,157
Total Assets	354,200,863	119,093,668

Liabilities
Payable for investments purchased	11,327,636	8,097,551
Payable for Fund shares redeemed	939,423	42,681
Payable to Adviser	154,344	17,317
Payable to affiliates	59,254	28,843
Payable for distribution fees	140	4,292
Accrued expenses and other liabilities	28,371	13,137
Total Liabilities	12,509,168	8,203,821

Net Assets	$341,691,695	$110,889,847

Net Assets Consist Of:
Paid-in capital	$344,321,484	$105,948,964
Accumulated undistributed net investment income (loss)	(392,765)	35,900
Accumulated undistributed net realized gain (loss) on investments	(2,278,869)	20,802
Net unrealized appreciation on investments	41,845	4,884,181
Net Assets	$341,691,695	$110,889,847

Strategic Bond Fund Shares
Net assets	$341,691,695
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	15,173,960
Net asset value, redemption and offering price per share(1)	$22.52

Municipal Bond Fund Shares – Institutional Class
Net assets		$87,497,063
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)		3,626,239
Net asset value, redemption and offering price per share(1)		$24.13

Municipal Bond Fund Shares – Retail Class
Net assets		$23,392,784
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)		967,501
Net asset value, redemption and offering price per share(1)		$24.18

(1)	If applicable, redemption price per share may be reduced by 2.00% redemption fee for shares redeemed within sixty days of purchase.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

ASSET BACKED SECURITIES–6.30%

Apidos CLO XVI
2014-16, 6.370%, 01/21/2025 (a)	$1,000,000	$533,024

Bridgeport CLO II Ltd
2007-2, 4.783%, 06/18/2021 (a)	1,036,292	849,942

Carrington Mortgage Loan Trust
2006-NC1, 0.746%, 01/25/2036 (a)	470,000	392,111

Clear Lake CLO Ltd.
2007-1, 4.320%, 12/20/2020 (a)	475,723	409,910

Countrywide Asset-Backed
Certificates
2005-10, 4.638%, 10/25/2032 (a)	398,414	403,463

Dryden 30 Senior Loan Fund
2013, 3.818%, 11/15/2025 (a)	2,000,000	1,601,776

Equity One Mortgage
Pass-Through Trust
2003-3, 4.868%, 12/25/2033 (a)	1,554,191	1,468,590

Home Equity Loan Trust
2007-FRE1, 0.566%, 04/25/2037 (a)	1,091,212	1,058,958

Inwood Park CDO, Ltd.
2007-1, 4.124%, 01/20/2021 (a)	2,500,000	1,914,112

Madison Park Funding IV Ltd
2007-4, 4.186%, 03/22/2021 (a)	1,409,901	1,253,095

MASTR Asset Securitization Trust
2002-NC1, 3.586%, 10/25/2032 (a)	492,209	468,585

Mountain View CLO II Ltd
2006-2, 4.371%, 01/12/2021 (a)	1,000,000	600,376

Ownit Mortgage Loan Trust
2005-1, 1.531%, 09/25/2035 (a)	2,459,572	2,209,433

RAAC Trust
2007-RP2, 0.777%, 02/25/2046 (a)	4,645,907	4,315,247

RAMP Trust
2003-RS4, 4.018%, 03/25/2033 (a)	57,627	57,897

Structured Asset Securities Corp.
Mortgage Loan Trust
2006-BC4, 0.606%, 12/25/2036 (a)	2,120,619	1,795,917

Venture VIII CDO Ltd.
2007-8, 4.871%, 07/22/2021 (a)	2,500,000	2,168,427

TOTAL ASSET BACKED SECURITIES
(Cost $23,724,180)		21,500,863

CORPORATE BONDS–3.18%

Apple, Inc.
2.400%, 05/03/2023	7,000,000	6,943,489

Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	717,876

Catholic Health Initiatives
2.950%, 11/01/2022	384,000	385,210

Howard Hughes Medical Institute
3.500%, 09/01/2023	1,120,000	1,205,192

Memorial Health Services
3.496%, 05/01/2022	575,000	608,386

Synovus Financial Corp.
5.750%, 12/15/2025 (a)	1,000,000	1,015,000

TOTAL CORPORATE BONDS
(Cost $10,672,243)		10,875,153

MORTGAGE BACKED SECURITIES–48.21%

Adjustable Rate Mortgage Trust
2005-3, 2.895%, 07/25/2035 (a)	2,253,226	2,034,001

Alternative Loan Trust
2004-J3, 4.750%, 04/25/2019	67,605	68,717
2004-30CB, 5.500%, 03/25/2020	306,000	307,685
2006-J5, 4.583%, 07/25/2021 (a)	91,111	90,029
2006-J3, 5.750%, 05/25/2026	441,307	398,475
2004-18CB, 5.500%, 09/25/2034	186,616	191,443
2004-29CB, 5.375%, 01/25/2035	531,001	538,562
2005-6CB, 7.500%, 04/25/2035	103,045	105,197
2005-26CB, 5.500%, 07/25/2035	81,536	75,147
2005-40CB, 5.500%, 10/25/2035	89,684	82,133
2005-46CB, 5.500%, 10/25/2035	524,341	485,202
2005-52CB, 5.500%, 11/25/2035	150,395	139,380
2005-52CB, 5.500%, 11/25/2035	50,291	46,735
2005-J13, 5.500%, 11/25/2035	241,741	221,415
2005-64CB, 5.500%, 12/25/2035	113,227	108,696
2005-65CB, 1.186%, 01/25/2036 (a)	130,282	97,139
2005-65CB, 5.500%, 01/25/2036	332,115	300,248
2005-73CB, 5.750%, 01/25/2036	702,643	567,085
2005-86CB, 5.500%, 02/25/2036	394,106	355,416
2006-4CB, 1.136%, 04/25/2036 (a)	844,671	519,292
2006-19CB, 0.836%, 08/25/2036 (a)	1,914,474	1,280,201
2006-19CB, 6.000%, 08/25/2036	383,677	347,530
2006-32CB, 5.500%, 11/25/2036	421,500	371,703
2006-43CB, 6.000%, 02/25/2037	176,287	153,093

American Home Mortgage
Investment Trust
2006-2, 6.250%, 06/25/2036	1,990,328	887,603

Banc of America
Alternative Loan Trust
2006-3, 6.000%, 04/25/2021	1,068,975	1,083,777
2003-4, 5.500%, 06/25/2033	543,519	541,214
2003-9, 5.500%, 11/25/2033	398,094	405,422
2005-5, 5.500%, 06/25/2035	464,066	432,007
2005-5, 6.000%, 06/25/2035	253,439	236,118
2005-11, 5.750%, 12/25/2035	245,862	208,838
2005-12, 5.750%, 01/25/2036	1,150,146	930,148
2006-1, 6.500%, 02/25/2036	2,784,768	2,396,594
2006-3, 6.000%, 04/25/2036	199,710	179,693
2006-9, 6.000%, 01/25/2037	719,519	605,233

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 29, 2016.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2016 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Banc of America Commercial
Mortgage Trust
2006-6, 5.480%, 10/10/2045	$1,500,000	$1,470,006

Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	815,102	840,070
2007-4, 5.500%, 11/25/2034	1,770,000	1,617,595
2005-3, 5.500%, 06/25/2035	180,941	182,440
2005-4, 5.500%, 08/25/2035	191,432	198,879
2005-5, 5.500%, 09/25/2035	1,098,502	1,135,691
2005-7, 5.750%, 11/25/2035	135,770	139,436
2005-7, 6.000%, 11/25/2035	523,000	538,834
2006-7, 6.000%, 09/25/2036	2,768,705	2,453,380
2007-5, 5.500%, 07/25/2037	495,086	391,177

Banc of America Mortgage Trust
2004-1, 5.000%, 02/25/2019	981,869	988,067
2004-7, 4.500%, 08/25/2019	355,093	354,841
2004-10, 5.000%, 12/25/2019	185,421	188,103
2003-6, 5.000%, 08/25/2033	1,251,000	1,260,692

Bear Stearns Asset Backed
Securities Trust
2005-AC8, 5.500%, 11/25/2035	45,184	50,482

CFCRE Commercial Mortgage Trust
2011-C2, 5.574%, 12/17/2047 (a)	2,232,000	2,194,776

Chase Mortgage Finance Trust
2005-A1, 2.679%, 12/25/2035 (a)	3,477,578	3,165,855

ChaseFlex Trust
2005-2, 5.500%, 06/25/2035	38,371	34,044

CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	90,230	84,582
2003-44, 5.000%, 10/25/2033	1,102,000	1,115,808
2004-4, 5.500%, 05/25/2034	711,961	711,218
2004-HYB5, 2.719%, 04/20/2035 (a)	373,031	335,592
2005-6, 5.750%, 04/25/2035	523,032	527,744
2005-J3, 5.500%, 09/25/2035	420,178	409,968
2005-27, 5.500%, 12/25/2035	65,038	58,506
2005-30, 5.500%, 01/25/2036	117,888	113,140
2006-J1, 6.000%, 02/25/2036	58,584	46,794
2007-J2, 6.000%, 07/25/2037	423,176	346,967

Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	171,233	171,036
2007-4, 5.500%, 05/25/2022	426,704	434,122
2006-1, 6.000%, 02/25/2036	324,000	326,625
2006-3, 6.250%, 06/25/2036	2,718,054	2,764,284
2007-3, 5.500%, 04/25/2037	544,383	540,363

Citigroup Mortgage Loan Trust, Inc.
2004-2, 9.250%, 09/25/2033	216,294	226,544

CitiMortgage Alternative Loan Trust
2006-A1, 5.250%, 03/25/2021	86,883	87,764
2007-A4, 5.500%, 04/25/2022	107,113	108,464

Credit Suisse First Boston
Mortgage Securities Corp.
2004-7, 5.250%, 10/25/2019	31,110	31,489
2004-8, 5.500%, 12/25/2034	578,107	590,757
2005-3, 5.500%, 07/25/2035	773,641	776,434
2005-10, 5.500%, 11/25/2035	597,481	544,416
2005-10, 5.750%, 11/25/2035	102,363	88,658
2005-10, 6.000%, 11/25/2035	294,572	193,081

Credit Suisse Mortgage
Capital Certificates
2006-2, 6.000%, 03/25/2036	3,073,631	2,336,873

CSMC Mortgage-Backed Trust
2007-5, 5.000%, 10/25/2024	164,798	164,406
2006-1, 5.500%, 02/25/2036	489,368	444,153
2006-1, 5.500%, 02/25/2036	160,380	153,196
2006-3, 5.750%, 04/25/2036	38,322	29,854
2006-3, 6.000%, 04/25/2036	85,265	64,596
2006-3, 6.000%, 04/25/2036	209,761	161,966
2006-4, 7.000%, 05/25/2036	758,691	425,709
2006-7, 6.000%, 08/25/2036	1,087,791	1,018,710
2007-2, 5.750%, 03/25/2037	303,481	265,323
2007-3, 5.500%, 04/25/2037	2,230,614	2,105,170
2007-5, 5.000%, 08/25/2037	260,568	252,065

Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust
2005-2, 0.836%, 04/25/2035 (a)	123,680	106,995
2005-AR2, 2.954%, 10/25/2035 (a)	84,528	79,734

First Horizon Alternative
Mortgage Securities
2005-FA10, 5.250%, 12/25/2020	257,732	261,968
2005-FA11, 5.250%, 02/25/2021	274,833	260,710
2006-FA6, 5.750%, 11/25/2021	69,257	69,171
2004-FA1, 6.250%, 10/25/2034	955,320	991,957
2005-FA4, 5.500%, 06/25/2035	101,924	92,513

GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	128,125	126,285
2004-J3, 5.250%, 07/25/2034	129,982	130,239

GS Mortgage Securities Trust
2011-GC3, 5.648%, 03/11/2044 (a)	2,000,000	2,017,149
2011-GC5, 5.313%, 08/10/2044 (a)	2,000,000	1,874,531

GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (a)	58,894	50,506
2006-6, 4.713%, 03/25/2036	104,085	56,834
2007-7, 0.616%, 07/25/2037 (a)	2,933,487	2,492,535

GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	322,684	334,280
2005-1F, 6.000%, 01/25/2035	48,186	48,810
2005-AR2, 2.675%, 04/25/2035 (a)	118,296	115,997
2005-6F, 5.250%, 07/25/2035	388,175	401,420
2005-7F, 6.000%, 09/25/2035	96,663	100,597
2006-4F, 5.000%, 05/25/2036	671,208	625,996
2006-5F, 6.000%, 06/25/2036	624,131	598,609

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 29, 2016.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2016 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

HarborView Mortgage Loan Trust
2006-6, 2.863%, 08/19/2036 (a)	$1,873,852	$1,482,045

JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	281,767	259,310
2005-S1, 5.500%, 12/25/2035	212,125	195,219
2006-S2, 6.050%, 05/25/2036	47,172	42,509

JP Morgan Chase Commercial
Mortgage Securities Trust
2007-CIBC20, 0.316%,
02/12/2051 (a)	230,267,898	1,006,386

JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	115,091	99,458

LB-UBS Commercial Mortgage Trust
2004-C1, 4.846%, 01/15/2036 (a)	750,000	750,980
2001-C3, 6.731%, 06/15/2036	3,847,032	3,872,366

Lehman Mortgage Trust
2005-3, 5.500%, 01/25/2036	625,801	523,106
2006-1, 5.500%, 02/25/2036	976,611	789,417
2006-2, 5.943%, 04/25/2036 (a)	91,006	81,375
2007-4, 5.750%, 05/25/2037	4,970,584	3,925,996
2007-4, 5.750%, 05/25/2037	2,274,867	1,796,795

Lehman XS Trust
2005-6, 5.415%, 11/25/2035	1,958,012	1,948,136

MASTR Adjustable Rate
Mortgages Trust
2004-4, 2.079%, 05/25/2034 (a)	222,913	193,508
2004-15, 3.526%, 12/25/2034 (a)	288,659	278,639
2005-1, 2.806%, 02/25/2035 (a)	307,335	295,246

MASTR Alternative Loan Trust
2003-7, 6.250%, 11/25/2033	655,975	676,264
2004-6, 5.500%, 07/25/2034	719,366	736,478
2004-6, 6.000%, 07/25/2034	658,525	679,106
2004-11, 6.500%, 10/25/2034	1,895,595	2,033,318

MASTR Asset Securitization Trust
2006-1, 0.886%, 05/25/2036 (a)	1,622,417	1,014,581

Merrill Lynch Mortgage Trust
2005-MKB2, 6.120%, 09/12/2042 (a)	1,700,000	1,470,825

Morgan Stanley Mortgage Loan Trust
2006-2, 6.500%, 02/25/2036	234,391	193,330
2006-11, 6.000%, 08/25/2036	2,132,962	1,731,639

MortgageIT Trust
2005-5, 0.746%, 12/25/2035 (a)	1,082,451	908,489

Nomura Asset Acceptance Corp.
Alternative Loan Trust
2004-AR2, 1.546%, 10/25/2034 (a)	10,050,936	8,771,648
2005-WF1, 5.159%, 03/25/2035	1,618,668	1,637,524
2007-1, 5.995%, 03/25/2047	1,623,538	1,162,068

RAAC Trust
2005-SP1, 6.000%, 09/25/2034	11,804	11,843

RALI Trust
2003-QS18, 5.000%, 09/25/2018	93,009	93,991
2004-QS6, 5.000%, 05/25/2019	72,861	72,996
2005-QS3, 5.000%, 03/25/2020	931,436	939,436
2007-QS4, 5.500%, 04/25/2022	34,131	34,831
2003-QS11, 4.000%, 06/25/2033	531,783	525,849
2003-QS13, 4.000%, 07/25/2033	647,913	614,601
2003-QS17, 5.500%, 09/25/2033	2,866,006	2,899,080
2004-QS2, 5.750%, 02/25/2034	7,119,812	7,361,705
2004-QA4, 3.718%, 09/25/2034 (a)	404,147	344,614
2004-QS16, 5.500%, 12/25/2034	266,943	268,741
2005-QS16, 5.500%, 11/25/2035	232,898	196,805
2006-QS9, 1.136%, 07/25/2036 (a)	4,646,719	2,770,782
2006-QS13, 6.000%, 09/25/2036	1,057,963	843,162
2006-QS17, 0.786%, 12/25/2036 (a)	3,163,878	1,787,310
2007-QS1, 6.000%, 01/25/2037	3,890,726	3,071,338

Resecurization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	8,269,743	8,341,393

Residential Asset
Securitization Trust
2004-R2, 5.500%, 08/25/2034	5,017,337	5,116,123
2005-A5, 5.500%, 05/25/2035	565,367	503,961
2005-A11CB, 5.500%, 10/25/2035	335,689	306,337
2005-A11CB, 6.000%, 10/25/2035	324,685	259,481
2006-A14CB, 6.250%, 12/25/2036	184,357	159,455

RFMSI Trust
2004-S4, 4.500%, 04/25/2019	362,608	363,096
2004-S6, 4.500%, 06/25/2019	252,468	252,419
2006-S10, 5.500%, 10/25/2021	108,641	107,801
2004-S6, 6.000%, 06/25/2034	6,555,055	6,566,275
2006-S3, 5.500%, 03/25/2036	916,421	815,286
2006-S5, 6.000%, 06/25/2036	223,116	203,970
2006-S6, 6.000%, 07/25/2036	186,552	177,066

Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
2003-23H, 5.500%, 07/25/2033	712,805	717,062
2004-9XS, 5.560%, 05/25/2034	62,379	62,577
2004-18H, 4.750%, 10/25/2034	1,277,812	1,286,010

Structured Asset Securities
Corp. Trust
2005-17, 5.500%, 10/25/2035	1,021,826	1,040,543

TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	429,961	361,442

Thornburg Mortgage Securities Trust
2004-1, 2.013%, 03/25/2044 (a)	697,906	604,568

UBS Commercial Mortgage Trust
2012-C1, 5.534%, 05/12/2045 (a)	2,000,000	1,963,203

WaMu Mortgage
Pass-Through Certificates
2004-S2, 6.000%, 06/25/2034	68,681	72,877

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 29, 2016.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2016 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Washington Mutual Alternative
Mortgage Pass-Through Certificates
2005-1, 6.000%, 03/25/2035	$1,922,255	$1,961,252
2005-9, 5.500%, 11/25/2035	1,398,948	1,243,675

Wells Fargo Mortgage Backed
Securities Trust
2005-7, 5.250%, 09/25/2035	543,000	540,204
2005-9, 5.500%, 10/25/2035	3,044,735	3,058,464
2006-4, 1.136%, 04/25/2036 (a)	342,919	321,417
2006-4, 5.750%, 04/25/2036	589,848	623,720
2007-4, 6.000%, 04/25/2037	53,540	52,691
2007-12, 5.500%, 09/25/2037	2,017,311	2,027,863

WFRBS Commercial Mortgage
Trust 2012-C8
2012-C8, 4.874%, 08/17/2045 (a)	2,500,000	2,339,542

TOTAL MORTGAGE BACKED
SECURITIES (Cost $166,363,185)		164,731,370

MUNICIPAL BONDS–35.79%

Alabama–0.16%

City of Scottsboro, AL
6.200%, 11/01/2035	500,000	551,180

Alaska–0.25%

Borough of North Slope, AK
5.426%, 06/30/2023	735,000	869,013

Arizona–0.76%

City of Phoenix Civic
Improvement Corp.
5.500%, 07/01/2034	615,000	796,948
5.500%, 07/01/2033	770,000	994,539
5.500%, 07/01/2031	630,000	809,758
		2,601,245

California–6.30%

Anaheim City School District, CA
3.605%, 08/01/2022	1,000,000	1,079,220

Baldwin Park/Monrovia School
Facilities Grant Financing Authority
7.000%, 06/01/2027	1,450,000	1,794,882

City of Industry, CA
4.000%, 01/01/2028	2,835,000	2,983,271

City of Santa Maria, CA
Water & Wastewater Revenue
0.000%, 08/01/2022	650,000	552,851

City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,674,208

City of Union City, CA
0.000%, 07/01/2025	2,095,000	1,489,440

City of Vernon, CA Electric
System Revenue
4.500%, 08/01/2022	1,550,000	1,693,065

Clovis Unified School District
0.000%, 08/01/2027	1,000,000	724,850

Contra Costa County Fire
Protection District
5.060%, 08/01/2022	2,000,000	2,274,280

Contra Costa County Public
Financing Authority
6.900%, 06/01/2035	535,000	596,076

County of Sacramento, CA
7.680%, 08/15/2021	500,000	602,955

Oakland Alameda County
Coliseum Authority
3.643%, 02/01/2025	3,000,000	3,109,410

Palmdale Elementary School District
0.000%, 08/01/2029	540,000	312,104

State of California
6.875%, 11/01/2026	2,000,000	2,638,540
		21,525,152

Florida–1.08%
City of Gainesville, FL
0.000%, 10/01/2028	1,300,000	776,438
0.000%, 10/01/2027	4,610,000	2,917,761
		3,694,199

Illinois–2.22%

Boone Mchenry & Dekalb Counties
Community Unit School District 100
0.000%, 12/01/2022	660,000	548,962

Chicago Board of Education
0.000%, 12/01/2022	1,040,000	814,861

City of Chicago, IL
Waterworks Revenue
5.750%, 11/01/2030	1,665,000	2,037,194

DeKalb Kane & LaSalle Counties
Etc Community College
District No. 523 Kishwaukee
0.000%, 02/01/2025	275,000	192,767

Kendall & Kane Counties Community
Unit School District No. 115
0.000%, 01/01/2022	2,340,000	2,019,911

South Suburban College Community
School District No. 510
0.000%, 12/01/2022	1,000,000	834,530

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 29, 2016.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2016 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Illinois (Cont.)

Southwestern Illinois
Development Authority
7.030%, 04/15/2032	$675,000	$763,006

Will County Elementary School
District No. 122
5.250%, 10/01/2023	350,000	360,840
		7,572,071

Kansas–0.30%

Kansas Development
Finance Authority
3.491%, 04/15/2023	1,000,000	1,043,700

Kentucky–0.69%

County of Warren, KY
3.921%, 12/01/2031	750,000	778,478
4.397%, 12/01/2038	1,500,000	1,573,500
		2,351,978

Louisiana–0.35%

City of New Orleans, LA
8.800%, 12/01/2039	1,000,000	1,191,840

Massachusetts–0.18%

Massachusetts State College
Building Authority
5.932%, 05/01/2040	490,000	610,295

Michigan–1.48%

Detroit City School District
5.250%, 05/01/2027	1,000,000	1,235,580
7.747%, 05/01/2039	1,850,000	2,303,712

Michigan Finance Authority
6.396%, 09/01/2024	1,195,000	1,507,947
		5,047,239

Missouri–1.04%

St. Louis School District
5.950%, 04/01/2024	235,000	283,647
6.100%, 04/01/2025	2,625,000	3,269,044
		3,552,691

Nevada–0.67%

Clark County School District
5.510%, 06/15/2024	1,870,000	2,201,570

County of Washoe, NV
7.213%, 02/01/2039	65,000	73,524
		2,275,094

New Jersey–2.02%

New Jersey Economic
Development Authority
0.000%, 02/15/2023	1,653,000	1,240,808

New Jersey Transportation Trust
Fund Authority
0.000%, 12/15/2027	7,995,000	5,648,707
		6,889,515

New Mexico–0.29%

University of New Mexico
2.480%, 06/01/2024	1,000,000	993,600

New York–3.43%

Dutchess County Local
Development Corp.
4.550%, 07/01/2022	930,000	1,001,294

Monroe County Industrial
Development Corp, NY
3.622%, 07/01/2024	2,475,000	2,653,051

New York City Transitional Finance
Authority Building Aid Revenue
4.800%, 07/15/2026	4,000,000	4,657,440

New York City Transitional Finance
Authority Future Tax Secured Revenue
3.010%, 08/01/2024	2,295,000	2,396,393
3.150%, 11/01/2025	1,000,000	1,030,430
		11,738,608

North Carolina–0.50%

Cleveland County Public
Facilities Corp.
6.070%, 03/01/2030	500,000	544,810

County of Cumberland, NC
6.100%, 11/01/2025	1,000,000	1,167,010
		1,711,820

Ohio–1.47%

Cincinnati City School District
5.250%, 12/01/2030	2,000,000	2,605,460

Olentangy Local School District
5.000%, 12/01/2030	1,500,000	1,781,640

Sycamore Community
City School District
5.850%, 12/01/2028	500,000	631,150
		5,018,250

Oregon–0.54%

Washington County School
District No. 15 Forest Grove
5.909%, 06/15/2026	1,450,000	1,843,153

Pennsylvania–5.48%

Carbon County Hospital Authority
3.377%, 11/15/2023	500,000	521,790
3.677%, 11/15/2025	1,000,000	1,052,710

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 29, 2016.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2016 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Pennsylvania (Cont.)

City of Harrisburg, PA
0.000%, 04/01/2019	$380,000	$362,452

City of York, PA
0.000%, 02/01/2023	690,000	587,059

Moon Area School District
5.820%, 11/15/2033	510,000	565,034

Penn Hills School District
6.200%, 10/01/2039	795,000	841,245

Pennsylvania Economic
Development Financing Authority
5.000%, 06/30/2026	1,025,000	1,225,941
5.000%, 12/31/2030	1,000,000	1,153,360
5.201%, 06/15/2020	1,290,000	1,413,169

Pennsylvania Turnpike Commission
0.000% to 06/01/2016 then 6.250%
06/01/2033	3,970,000	5,012,403
0.000% to 12/01/2017 then 6.375%
12/01/2038	400,000	474,276
0.000% to 12/01/2017 then 6.000%
12/01/2030	750,000	900,555

Philadelphia Authority for
Industrial Development
0.000%, 04/15/2022	5,735,000	4,629,980
		18,739,974

Puerto Rico–0.15%

Puerto Rico Sales Tax
Financing Corp.
0.000%, 08/01/2032	3,850,000	509,163

South Carolina–0.05%
Berkeley County School District
5.060%, 12/01/2021	150,000	170,518

Texas–4.10%
Central Texas Turnpike System
0.000%, 08/15/2027	1,740,000	1,306,235
0.000%, 08/15/2027	50,000	39,097

City of Dallas, TX
0.000%, 02/15/2030	1,000,000	592,050

City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,892,525

New Hope Cultural Education
Facilities Corp.
4.000%, 08/01/2020	910,000	937,600

North Texas Tollway Authority
6.200%, 01/01/2042	3,805,000	4,729,615

Texas Public Finance Authority
5.250%, 07/01/2017	1,000,000	1,003,870
8.250%, 07/01/2024	1,500,000	1,506,735
		14,007,727

Utah–0.30%

Ogden City Redevelopment Agency
3.000%, 04/01/2023	1,000,000	1,027,340

Wisconsin–1.98%

Public Finance Authority
3.930%, 12/15/2025	1,660,000	1,759,650
5.000%, 03/01/2041	4,350,000	5,007,198
		6,766,848

TOTAL MUNICIPAL BONDS
(Cost $118,322,153)		122,302,213

	SHARES
CLOSED-END MUTUAL FUNDS–1.05%
Invesco High Income Trust II	143,246	1,806,332
Nuveen Mortgage
Opportunity Term Fund	79,326	1,780,075
TOTAL CLOSED-END MUTUAL FUNDS
(Cost $3,872,400)		3,586,407

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS–6.33%
First American Treasury Obligations
Fund – Class Z, 0.144% (a)	$21,641,010	21,641,010
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,641,010)		21,641,010

Total Investments
(Cost $344,595,171)–100.86%		344,637,016

Liabilities in Excess
of Other Assets–(0.86)%		(2,945,321)

TOTAL NET ASSETS–100.00%		$341,691,695

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 29, 2016.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
MUNICIPAL BONDS–93.07%

Alabama–1.08%

Lower Alabama Gas District
5.000%, 09/01/2031	$1,005,000	$1,193,417

Alaska–1.02%

Alaska International Airports System
5.000%, 10/01/2035	1,000,000	1,133,490

Arizona–1.10%

Florence Town Inc. Industrial
Development Authority
5.000%, 07/01/2023	385,000	418,911

Industrial Development Authority
of the City of Phoenix
5.000%, 06/01/2027	500,000	581,885

Industrial Development Authority
of the County of Pima
6.000%, 04/01/2016	25,000	25,063
6.500%, 04/01/2026	200,000	200,480
		1,226,339

Arkansas–1.12%

Arkansas Development
Finance Authority
5.000%, 02/01/2022	400,000	468,528

Pulaski County Public
Facilities Board
5.250%, 07/01/2024	675,000	769,453
		1,237,981

California–6.38%

Abag Finance Authority for
Nonprofit Corps
5.000%, 07/01/2021	250,000	290,877

Anaheim Public Financing Authority
0.000%, 09/01/2021	300,000	273,354

California Statewide Communities
Development Authority
5.000%, 08/15/2028	750,000	927,668

Centinela Valley Union
High School District
5.750%, 08/01/2026	270,000	339,414

Clovis Unified School District
0.000%, 08/01/2023	945,000	817,217

Corona-Norca Unified School District
0.000%, 08/01/2024	480,000	405,682

El Segundo Unified School District
0.000%, 08/01/2023	545,000	466,144

Foothill-Eastern Transportation
Corridor Agency
0.000%, 01/15/2023	500,000	420,720

Golden State Tobacco
Securitization Corp.
5.000%, 06/01/2029	535,000	634,794

McKinleyville Union School District
0.000%, 08/01/2046	3,975,000	488,766

Palmdale Community
Redevelopment Agency
0.000%, 12/01/2020	215,000	190,290

Palmdale Elementary School District
0.000%, 08/01/2028	500,000	305,840

San Joaquin Hills Transportation
Corridor Agency
5.000%, 01/15/2029	550,000	627,704

San Juan Unified School District
0.000%, 08/01/2022	500,000	447,155

Saratoga Union School District
0.000%, 09/01/2023	510,000	443,598
		7,079,223

Colorado–1.62%

City & County of Denver, CO
Airport System Revenue
5.250%, 11/15/2028	500,000	601,960

E-470 Public Highway Authority
0.000%, 09/01/2020	460,000	428,012
0.000%, 09/01/2023	220,000	186,175
0.000%, 09/01/2022	660,000	579,981
		1,796,128

Connecticut–0.36%

Connecticut State Health &
Educational Facility Authority
5.000%, 07/01/2026	345,000	394,797

Florida–7.87%

Belle Isle, FL
5.500%, 10/01/2022	400,000	438,748

Citizens Property Insurance Corp.
5.000%, 06/01/2022	560,000	671,233

City of Hialeah, FL
5.000%, 12/01/2029	500,000	601,735

City of Lakeland, FL
Department of Electric Utilities
5.250%, 10/01/2028	1,000,000	1,306,550

County of Miami-Dade, FL
5.750%, 10/01/2028	545,000	661,123

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 29, 2016.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2016 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Florida (Cont.)

County of Miami-Dade, FL
Aviation Revenue
5.000%, 10/01/2026	$510,000	$616,060
5.000%, 10/01/2027	515,000	594,325

Hollywood Community
Redevelopment Agency
5.000%, 03/01/2024	800,000	946,016

Key West Utility Board
5.000%, 10/01/2023	500,000	604,195

Miami Beach Health
Facilities Authority
5.000%, 11/15/2023	590,000	700,430

Tampa Bay Water
6.000%, 10/01/2029	1,000,000	1,387,650

Venetian Community
Development District
5.000%, 05/01/2023	185,000	196,513
		8,724,578

Georgia–1.02%

Americus-Sumter County
Hospital Authority
5.125%, 05/15/2023	400,000	425,572

Savannah Hospital Authority
5.500%, 07/01/2027	590,000	706,513
		1,132,085

Guam–1.80%

Guam Government
Waterworks Authority
5.625%, 07/01/2040	1,000,000	1,107,500
Territory of Guam
5.000%, 11/15/2022	750,000	889,890
		1,997,390

Hawaii–1.33%

State of Hawaii
5.000%, 08/01/2023	500,000	621,515
University of Hawaii
5.000%, 10/01/2024	700,000	855,764
		1,477,279

Idaho–0.45%

Idaho Health Facilities Authority
6.000%, 10/01/2021	500,000	500,620

Illinois–7.23%

Boone Mchenry & Dekalb Counties
Community Unit School District 100
0.000%, 12/01/2023	880,000	725,419

Chicago Board of Education
0.000%, 12/01/2022	550,000	430,936

Chicago O’Hare International Airport
5.000%, 01/01/2029	450,000	517,446

Chicago Transit Authority
5.000%, 06/01/2024	750,000	856,455

Cook County School
District No. 103 Lyons
0.000%, 12/01/2022	850,000	717,902

Cook County School
District No. 104 Summit
0.000%, 12/01/2025	300,000	243,567

DeKalb Kane & LaSalle Counties
Etc Community College
District No. 523 Kishwaukee
0.000%, 02/01/2023	1,000,000	809,130

Illinois Finance Authority
0.000%, 01/01/2020	295,000	283,625
5.000%, 11/01/2027	240,000	271,368

Kendall & Kane Counties Community
Unit School District
0.000%, 01/01/2021	875,000	784,656

Railsplitter Tobacco
Settlement Authority
6.000%, 06/01/2028	580,000	690,797

State of Illinois
5.000%, 06/15/2023	1,035,000	1,244,443

Will County Community Unit
School District No. 201
0.000%, 11/01/2020	490,000	442,901
		8,018,645

Indiana–6.79%

City of Valparaiso, IN
6.750%, 01/01/2034	500,000	613,470

City of Whiting, IN
5.250%, 01/01/2021	1,000,000	1,142,640

Crown Point Multi School
Building Corp.
0.000%, 01/15/2022	500,000	448,800

Decatur Township Multi-School
Building Corp.
5.000%, 07/15/2027	1,200,000	1,458,048

Indiana Finance Authority
5.250%, 09/01/2025	500,000	606,350
5.500%, 11/15/2026	500,000	566,700

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 29, 2016.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2016 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Indiana (Cont.)

Indiana Health Facility
Financing Authority
5.000%, 11/15/2034	$1,000,000	$1,173,640

New Albany Floyd County School
Building Corp.
5.000%, 07/15/2023	250,000	304,958

Plainfield High School Building Corp.
5.000%, 07/15/2023	500,000	610,300

Shelbyville Central Renovation
School Building Corp.
5.000%, 07/15/2024	500,000	607,295
		7,532,201

Kentucky–1.19%

Grant County School District
Finance Corp.
1.400%, 08/01/2022	485,000	474,282

Kentucky Economic Development
Finance Authority
5.750%, 06/01/2025	735,000	849,197
		1,323,479

Louisiana–3.28%

City of Shreveport, LA Water &
Sewer Revenue
5.000%, 12/01/2027	1,000,000	1,211,130

Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	494,829

Louisiana Local Government
Environmental Facilities &
Community Development Authority
5.000%, 12/01/2025	715,000	871,478

Louisiana State Citizens Property
Insurance Corp.
5.000%, 06/01/2022	500,000	602,280

Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	460,564
		3,640,281

Maryland–0.22%

Anne Arundel County Consolidated
Special Taxing District
5.000%, 07/01/2024	200,000	241,004

Massachusetts–0.16%

Massachusetts Educational
Financing Authority
4.500%, 07/01/2024	165,000	175,248

Michigan–5.62%

Battle Creek School District, MI
5.000%, 05/01/2037	775,000	882,183

Brandon School District
5.000%, 05/01/2032	1,000,000	1,174,000

Detroit City School District
5.250%, 05/01/2027	650,000	803,127

Michigan Finance Authority
3.875%, 10/01/2023	250,000	266,470
5.000%, 05/01/2021	300,000	352,443

Michigan State Building Authority
5.000%, 04/15/2023	900,000	1,096,920

South Lyon Community Schools
5.000%, 05/01/2025	1,000,000	1,239,570

Sturgis Public School District
5.000%, 05/01/2024	340,000	415,585
		6,230,298

Minnesota–0.55%

City of Center City, MN
5.000%, 11/01/2023	500,000	607,625

Mississippi–0.89%

Mississippi Development Bank
5.000%, 04/01/2026	800,000	986,808

Missouri–0.55%

City of Kansas City, MO
0.000%, 02/01/2023	740,000	610,626

Nevada–0.68%

City of Reno, NV
5.000%, 06/01/2023	625,000	750,850

New Jersey–2.14%

Garden State Preservation Trust
5.750%, 11/01/2028	455,000	567,258

New Jersey Economic
Development Authority
5.000%, 06/15/2023	550,000	608,558
5.500%, 01/01/2027	300,000	351,282

New Jersey Higher Education
Student Assistance Authority
5.000%, 12/01/2022	500,000	575,110

New Jersey Transportation Trust
Fund Authority
0.000%, 12/15/2027	230,000	162,502
5.500%, 06/15/2031	100,000	109,970
		2,374,680

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 29, 2016.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2016 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

New York–4.50%

Build NYC Resource Corp.
5.000%, 08/01/2027	$300,000	$349,941
5.000%, 08/01/2029	200,000	229,750
5.000%, 08/01/2024	200,000	237,880
5.000%, 08/01/2026	350,000	412,041

City of New York, NY
5.000%, 08/01/2022	500,000	607,945

Housing Development Corp., NY
3.500%, 02/15/2048	1,000,000	1,025,820

Metropolitan Transportation Authority
5.000%, 11/15/2026	500,000	614,140

New York Liberty Development Corp.
5.250%, 10/01/2035	610,000	744,706

Port Authority of New York & New Jersey
5.000%, 10/15/2027	645,000	770,943
		4,993,166

North Carolina–0.54%

Raleigh Durham Airport Authority
5.000%, 05/01/2028	510,000	604,620

Ohio–8.75%

Akron Bath Copley Joint
Township Hospital District
5.000%, 11/15/2023	300,000	354,720

City of Akron, OH
5.000%, 12/01/2022	540,000	661,570

City of Cleveland, OH
5.000%, 10/01/2037	1,000,000	1,152,940

City of Cleveland, OH Airport
System Revenue
5.000%, 01/01/2024	1,050,000	1,206,355

Cleveland Municipal School District
5.000%, 12/01/2029	965,000	1,135,805

County of Cuyahoga, OH
5.000%, 12/01/2023	1,000,000	1,231,140

County of Franklin, OH
5.000%, 05/15/2027	635,000	777,596

Euclid Avenue Development Corp.
5.000%, 08/01/2022	500,000	588,510

Marysville Exempted Village
School District
5.000%, 12/01/2029	1,180,000	1,410,006

Olentangy Local School District
5.000%, 12/01/2031	1,000,000	1,180,590
		9,699,232

Oregon–0.91%

Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	520,488

Salem-Keizer School District No. 24J
0.000%, 06/15/2025	600,000	487,020
		1,007,508

Pennsylvania–5.10%

Delaware County Authority
5.000%, 06/01/2023	200,000	208,746

Delaware Valley Regional
Financial Authority
5.500%, 08/01/2028	1,090,000	1,338,803

Hopewell Area School District
0.000%, 09/01/2026	900,000	651,690

Montgomery County Industrial
Development Authority
5.000%, 11/15/2023	105,000	117,174

Pennsylvania Economic
Development Financing Authority
5.000%, 06/30/2028	750,000	879,397

Pennsylvania Higher Educational
Facilities Authority
5.250%, 07/15/2025	250,000	289,248

Pennsylvania Turnpike Commission
0.000% to 12/01/2017 then 6.375%
12/01/2038	1,505,000	1,784,463
0.000% to 12/01/2017 then 6.000%
12/01/2030	325,000	390,241
		5,659,762

Puerto Rico–1.60%

Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	850,000	1,125,783
6.000%, 08/01/2026	490,000	648,980
		1,774,763

Rhode Island–0.92%

Rhode Island Health &
Educational Building Corp.
5.000%, 06/01/2025	500,000	596,700

Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	410,000	419,651
		1,016,351

South Carolina–0.61%

South Carolina State Public
Service Authority
5.000%, 12/01/2030	560,000	676,250

Texas–10.35%

Arlington Higher Education
Finance Corp.
5.000%, 02/15/2030	1,000,000	1,192,290

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 29, 2016.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2016 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Texas (Cont.)

Austin Community College District
5.000%, 08/01/2024	$730,000	$919,355

Central Texas Turnpike System
0.000%, 08/15/2022	1,350,000	1,191,172

Dallas Area Rapid Transit
5.250%, 12/01/2031	750,000	986,010

Grapevine-Colleyville Independent
School District
0.000%, 08/15/2025	555,000	450,488

Harris County-Houston
Sports Authority
5.000%, 11/15/2027	500,000	583,555

Laredo Community College District
5.000%, 08/01/2029	865,000	1,045,327

North Texas Tollway Authority
6.200%, 01/01/2042	1,030,000	1,280,290

Port Freeport, TX
5.950%, 05/15/2033	100,000	109,548

South Texas College
5.000%, 08/15/2032	1,000,000	1,187,080

Tarrant County Cultural Education
Facilities Finance Corp.
5.000%, 11/15/2022	1,155,000	1,300,934

Texas Municipal Gas Acquisition &
Supply Corp. I
6.250%, 12/15/2026	1,000,000	1,229,990
		11,476,039

Utah–0.82%
County of Weber, UT
5.750%, 01/15/2033	450,000	553,536

Utah State Charter School
Finance Authority
6.300%, 07/15/2032	335,000	361,120
		914,656

Vermont–0.10%

Vermont Economic
Development Authority
5.000%, 05/01/2021	100,000	109,243

Virginia–0.38%

Virginia Small Business
Financing Authority
4.500%, 01/01/2023	135,000	146,749
5.000%, 01/01/2027	250,000	271,995
		418,744

Washington–2.83%

Chelan County Public Utility
District No. 1
0.000%, 06/01/2026	450,000	340,515

Port of Seattle, WA
5.000%, 04/01/2022	500,000	598,400

Washington Health Care
Facilities Authority
5.000%, 01/01/2025	1,000,000	1,189,930

Washington State Housing
Finance Commission
4.375%, 01/01/2021	1,000,000	1,013,030
		3,141,875

Wisconsin–1.21%

Plateville Redevelopment Authority
5.000%, 07/01/2022	650,000	725,978

Wisconsin Health & Educational
Facilities Authority
5.000%, 08/15/2027	535,000	611,468
		1,337,446

TOTAL MUNICIPAL BONDS
(Cost $98,330,546)		103,214,727

SHORT-TERM INVESTMENTS–8.91%
Fidelity Institutional Money Market
Funds–Tax-Exempt Portfolio – Class I,
0.010% (a)	9,875,451	9,875,451

TOTAL SHORT-TERM
INVESTMENTS (Cost $9,875,451)		9,875,451

Total Investments
(Cost $108,205,997)–101.98%		113,090,178

Liabilities in Excess
of Other Assets–(1.98)%		(2,200,331)

TOTAL NET ASSETS–100.00%		$110,889,847

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 29, 2016.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2016 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal
	Bond Fund	Bond Fund
Investment Income
Interest income	$5,911,464	$1,265,464
Dividend income	99,243	—
Total Investment Income	6,010,707	1,265,464

Expenses
Advisory fees	641,197	168,640
Administration and accounting fees	124,118	67,338
Transfer agent fees and expenses	35,672	27,869
Federal and state registration fees	12,279	18,635
Custody fees	9,418	2,990
Audit and tax fees	9,379	9,112
Reports to shareholders	7,658	4,504
Legal fees	7,164	7,013
Chief Compliance Officer fees and expenses	6,006	6,006
Trustees’ fees and related expenses	2,664	2,664
Distribution fees	—	17,786
Other expenses	8,986	3,163
Total Expenses	864,541	335,720
Expense Recovery or (waivers) by Adviser (Note 4)	—	(86,054)
Net Expenses	864,541	249,666

Net Investment Income	5,146,166	1,015,798

Realized And Unrealized Gain (Loss) On Investments
Net realized gain from:
Investments	400,823	308,497
Change in net unrealized appreciation (depreciation) from investments	(1,050,740)	2,693,480
Net Realized And Unrealized Gain (Loss) On Investments	(649,917)	3,001,977

Net Increase In Net Assets From Operations	$4,496,249	$4,017,775

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Strategic Bond Fund

	Six Months Ended
	February 29, 2016	Year Ended
	(Unaudited)	August 31, 2015
From Operations
Net investment income	$5,146,166	$6,842,223
Net realized gain from investments	400,823	1,625,505
Change in net unrealized depreciation from investments	(1,050,740)	(3,734,934)
Net increase in net assets from operations	4,496,249	4,732,794

From Distributions
Net investment income	(5,551,165)	(7,587,117)
Net decrease in net assets resulting from distributions paid	(5,551,165)	(7,587,117)

From Capital Share Transactions
Proceeds from shares sold	216,216,360	75,936,291
Shares issued in reinvestment of distributions declared	3,771,053	4,990,043
Cost for shares redeemed(1)	(41,615,574)	(64,927,155)
Net increase in net assets from capital share transactions	178,371,839	15,999,179

Total Increase In Net Assets	177,316,923	13,144,856

Net Assets
Beginning of period	164,374,772	151,229,916
End of period	$341,691,695	$164,374,772

Accumulated Undistributed Net Investment Income (Loss)	$(392,765)	$12,234

(1)	Net of redemption fees of $36,347 and $19,173 for the six months ended February 29, 2016 and the year ended August 31, 2015, respectively.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Municipal Bond Fund

	Six Months Ended
	February 29, 2016	Year Ended
	(Unaudited)	August 31, 2015
From Operations
Net investment income	$1,015,798	$1,546,175
Net realized gain from investments	308,497	157,777
Change in net unrealized appreciation from investments	2,693,480	44,768
Net increase in net assets from operations	4,017,775	1,748,720

From Distributions
Net investment income – Institutional Class	(838,076)	(1,350,294)
Net investment income – Retail Class	(155,399)	(192,330)
Net decrease in net assets resulting from distributions paid	(993,475)	(1,542,624)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	29,088,346	29,052,208
Proceeds from shares sold – Retail Class	13,125,494	10,028,362
Shares issued in reinvestment of distributions declared – Institutional Class	565,643	1,012,272
Shares issued in reinvestment of distributions declared – Retail Class	141,215	167,862
Cost for shares redeemed – Institutional Class(1)	(7,972,053)	(8,060,607)
Cost for shares redeemed – Retail Class(2)	(815,991)	(3,827,453)
Net increase in net assets from capital share transactions	34,132,654	28,372,644

Total Increase In Net Assets	37,156,954	28,578,740

Net Assets
Beginning of period	73,732,893	45,154,153
End of period	$110,889,847	$73,732,893

Accumulated Undistributed Net Investment Income	$35,900	$13,577

(1)	Net of redemption fees of $1,424 and $5,456 for the six months ended February 29, 2016 and the year ended August 31, 2015, respectively.
(2)	Net of redemption fees of $2,090 and $11,192 for the six months ended February 29, 2016 and the year ended August 31, 2015, respectively.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 29, 2016	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2015	2014	2013	2012	2011
Net Asset Value,
Beginning of Period	$22.53	$22.91	$21.86	$22.39	$21.14	$20.00

Income/(loss) from
investment operations:
Net investment income(1)	0.54	0.98	0.89	0.76	1.05	0.95
Net realized and unrealized
gain/(loss) on investments	—	(0.28)	1.17	(0.34)	1.52	0.91
Total from investment operations	0.54	0.70	2.06	0.42	2.57	1.86

Less distributions paid:
From net investment income	(0.55)	(1.08)	(1.01)	(0.88)	(1.23)	(0.71)
From net realized gain on investments	—	—	—	(0.07)	(0.09)	(0.01)
Total distributions paid	(0.55)	(1.08)	(1.01)	(0.95)	(1.32)	(0.72)

Paid-in capital from
redemption fees (Note 2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	—	—

Net Asset Value, End of Period	$22.52	$22.53	$22.91	$21.86	$22.39	$21.14

Total Return(3)	2.45%	3.13%	9.62%	1.79%	12.61%	9.36%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$341,962	$164,375	$151,230	$188,605	$44,579	$23,184

Ratio of expenses
to average net assets:
Before waiver and expense
reimbursement/recoupment – net(4)	0.81%	0.84%	0.86%	0.87%	1.34%	1.65%
After waiver and expense
reimbursement/recoupment – net(4)	0.81%	0.84%	0.94%	0.95%	0.95%	0.95%

Ratio of net investment income
to average net assets:
Before waiver and expense
reimbursement/recoupment – net(4)	4.80%	4.31%	4.02%	3.42%	4.47%	3.80%
After waiver and expense
reimbursement/recoupment – net(4)	4.80%	4.31%	3.94%	3.34%	4.86%	4.50%

Portfolio turnover rate(3)	26.39%	80.49%	53.47%	67.22%	52.42%	77.86%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended	Ended
	February 29, 2016	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2015	2014	2013	2012	2011(1)
Institutional Class Shares

Net Asset Value,
Beginning of Period	$23.26	$23.07	$21.16	$22.81	$20.18	$20.00

Income/(loss) from
investment operations:
Net investment income(2)	0.29	0.61	0.71	0.79	0.79	0.05
Net realized and unrealized
gain/(loss) on investments	0.86	0.18	1.91	(1.46)	2.64	0.17
Total from investment operations	1.15	0.79	2.62	(0.67)	3.43	0.22

Less distributions paid:
From net investment income	(0.28)	(0.60)	(0.71)	(0.77)	(0.76)	(0.04)
From net realized gain on investments	—	—	—	(0.21)	(0.04)	—
Total distributions paid	(0.28)	(0.60)	(0.71)	(0.98)	(0.80)	(0.04)

Paid-in capital from
redemption fees (Note 2)	0.00 (5)	0.00 (5)	0.00 (5)	0.00 (5)	—	—

Net Asset Value, End of Period	$24.13	$23.26	$23.07	$21.16	$22.81	$20.18

Total Return(3)	5.01%	3.41%	12.58%	(3.20)%	17.38%	1.06%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$87,497	$63,257	$41,000	$36,474	$20,842	$4,838

Ratio of expenses
to average net assets:
Before waiver and
expense reimbursement(4)	0.75%	0.86%	1.05%	1.23%	2.29%	7.66%
After waiver and
expense reimbursement(4)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income (loss)
to average net assets:
Before waiver and
expense reimbursement(4)	2.24%	2.30%	2.73%	2.78%	1.86%	(5.69)%
After waiver and
expense reimbursement(4)	2.44%	2.61%	3.23%	3.46%	3.60%	1.42%

Portfolio turnover rate(3)	8.93%	31.83%	62.87%	118.50%	131.34%	15.43%

(1)	The Fund commenced operations on June 30, 2011.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Rounds to less than 0.5 cent per share.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Period
	Ended	Ended	Ended	Ended
	February 29, 2016	August 31,	August 31,	August 31,
	(Unaudited)	2015	2014	2013(1)
Retail Class Shares

Net Asset Value, Beginning of Period	$23.30	$23.09	$21.18	$22.96

Income/(loss) from investment operations:
Net investment income(2)	0.26	0.55	0.67	0.67
Net realized and unrealized gain/(loss) on investments	0.87	0.17	1.88	(1.70)
Total from investment operations	1.13	0.72	2.55	(1.03)

Less distributions paid:
From net investment income	(0.25)	(0.54)	(0.66)	(0.66)
From net realized gain on investments	—	—	—	(0.21)
Total distributions paid	(0.25)	(0.54)	(0.66)	(0.87)

Paid-in capital from redemption fees (Note 2)	0.00 (5)	0.03	0.02	0.12

Net Asset Value, End of Period	$24.18	$23.30	$23.09	$21.18

Total Return(3)	4.87%	3.29%	12.33%	(4.15)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$23,393	$10,476	$4,154	$228

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	1.00%	1.10%	1.33%	1.45%
After waiver and expense reimbursement(4)	0.80%	0.80%	0.80%	0.80%

Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(4)	1.99%	2.05%	2.47%	2.57%
After waiver and expense reimbursement(4)	2.19%	2.35%	3.00%	3.22%

Portfolio turnover rate(3)	8.93%	31.83%	62.87%	118.50%

(1)	The Retail class shares commenced operations on September 28, 2012.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Rounds to less than 0.5 cent per share.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

1.	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Mutual Funds (the “Funds”) are comprised of the Performance Trust Strategic Bond Fund (the “Strategic Bond Fund”), formerly known as the Performance Trust Total Return Bond Fund, and the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), each representing a distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Strategic Bond Fund commenced investment operations on September 1, 2010. The Municipal Bond Fund commenced investment operations on June 30, 2011 and September 28, 2012 for the Institutional and Retail Class shares, respectively. Retail Class shares are subject to a 0.25% Rule 12b-1 distribution fee. Each class of shares has identical rights and privileges except with respect to distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (the “Adviser”), the Funds’ investment adviser. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a.	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean between the bid and ask prices provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized over the expected life of the respective security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 29, 2016 (Unaudited)

» Level 1:	Quoted prices in active markets for identical securities.

» Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

» Level 3:	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 29, 2016:

PERFORMANCE TRUST STRATEGIC BOND FUND
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed
Securities	$—	$21,500,863	$—	$21,500,863
Corporate Bonds	—	10,875,153	—	10,875,153
Mortgage Backed
Securities	—	164,731,370	—	164,731,370
Municipal Bonds	—	122,302,213	—	122,302,213
Total Fixed Income	—	319,409,599	—	319,409,599
Closed-End
Mutual Funds	3,586,407	—	—	3,586,407
Total	3,586,407	—	—	3,586,407
Short-Term
Investment	21,641,010	—	—	21,641,010
Total Investments
in Securities	$25,227,417	$319,409,599	$—	$344,637,016

PERFORMANCE TRUST MUNICIPAL BOND FUND
	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$—	$103,214,727	$—	$103,214,727
Total Fixed Income	—	103,214,727	—	103,214,727
Short-Term
Investment	9,875,451	—	—	9,875,451
Total Investments
in Securities	$9,875,451	$103,214,727	$—	$113,090,178

During the six months ended February 29, 2016, there were no transfers between Levels for the Funds. The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. It is the Funds’ policy to record transfers between levels as of the end of the reporting period. The Funds did not hold any financial derivative instruments during the six months ended February 29, 2016.

b.	Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short.  As of February 29, 2016, the Funds did not have any open short positions and accordingly did not have securities or cash held as collateral.

c.	Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended February 29, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations. During the six months ended February 29, 2016, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the year ended August 31, 2012.

d.	Distributions to Shareholders

The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

e.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f.	Share Valuation

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 2.00% redemption fee on shares redeemed within sixty days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 29, 2016 (Unaudited)

For the six months ended February 29, 2016, the Funds collected redemption fees of $36,347 and $3,514 for the Strategic Bond Fund and Municipal Bond Fund, respectively.

g.	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Municipal Bond Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Municipal Bond Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution fees are expensed at 0.25% of average daily net assets of the Retail Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses of the Trust are typically allocated evenly between the funds of the Trust, or by other equitable means.

h.	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method. Gains and losses on principal payments of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statement of Operations.

3.	Federal Tax Matters

The tax character of distributions paid during the periods ended August 31, 2015 and August 31, 2014 was as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND
	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2015	AUGUST 31, 2014
Ordinary Income	$7,587,117	$7,025,100
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—

PERFORMANCE TRUST MUNICIPAL BOND FUND
	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2015	AUGUST 31, 2014
Ordinary Income	$3,500	$5,795
Tax-Exempt Income	1,539,124	1,355,276
Long-Term Capital Gain	—	—

As of August 31, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND
Cost basis of investments for federal
income tax purposes	$161,362,174
Gross tax unrealized appreciation	$4,230,825
Gross tax unrealized depreciation	(3,138,240)
Net tax unrealized appreciation	1,092,585
Undistributed ordinary income	12,234
Undistributed long-term capital gain	—
Total distributable earnings	12,234
Other accumulated losses	(2,679,692)
Total accumulated losses	$(1,574,873)

PERFORMANCE TRUST MUNICIPAL BOND FUND
Cost basis of investments for federal
income tax purposes	$73,797,931
Gross tax unrealized appreciation	$2,383,152
Gross tax unrealized depreciation	(192,451)
Net tax unrealized appreciation	2,190,701
Undistributed ordinary income	13,577
Undistributed long-term capital gain	—
Total distributable earnings	13,577
Other accumulated losses	(287,695)
Total accumulated earnings	$1,916,583

As of August 31, 2015, the Strategic Bond Fund and the Municipal Bond Fund deferred post-October losses of $145,139 and $122,557, respectively.

At August 31, 2015, the Strategic Bond Fund and the Municipal Bond Fund had short-term capital loss carryovers of $2,534,553 and $165,138, respectively. These losses will be carried forward indefinitely to offset future realized capital gains. To the extent the Funds realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryovers.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2015, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
Accumulated Undistributed
Net Investment Income/(Loss)	$706,427	$—
Accumulated Net
Realized Gain/(Loss)	$(706,427)	$—

On September 29, 2015, distributions from ordinary income of $778,528, $146,346 and $24,016 for the Strategic Bond Fund and Municipal Bond Fund – Institutional and Retail Class, respectively, were declared and paid by the Funds to shareholders of record on September 28, 2015.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 29, 2016 (Unaudited)

4.	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.60% for the Strategic Bond Fund and 0.40% for the Municipal Bond Fund of the respective Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through February 1, 2017 for the Strategic Bond Fund and December 29, 2016 for the Municipal Bond Fund at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 0.95%, 0.55% and 0.80% (the “Expense Limitation Cap”) of the average daily net assets of the Strategic Bond Fund and Municipal Bond Fund – Institutional and Retail Class, respectively.  For the six months ended February 29, 2016, expenses of $71,516 for the Municipal Bond Fund – Institutional Class, and $14,538 for the Municipal Bond Fund – Retail Class were waived or reimbursed by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of three fiscal years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
August 31, 2016	$—	$137,852
August 31, 2017	$—	$211,153
August 31, 2018	$—	$185,341
February 28, 2019	$—	$86,054

5.	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Municipal Bond Fund, which authorizes it to pay Foreside Fund Services, LLC (the “Distributor”) a distribution fee of 0.25% of the Municipal Bond Fund’s average daily net assets for Retail Class shares, for services to prospective Fund shareholders and distribution of Municipal Bond Fund shares. The Distributor earned fees of $17,786 from Retail Class shares during the six months ended February 29, 2016.

6.	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator and Fund Accountant under an Administration Agreement. The Administrator performs various administrative and accounting services including: preparing various federal and state regulatory filings, reports and returns for the Funds; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Funds’ custodian, transfer agent and accountants; coordinating the preparation and payment of the Funds’ expenses; and reviewing the Funds’ expense accruals.  For the six months ended February 29, 2016, administration and accounting fees of $124,118 and $67,338 were incurred for the Strategic Bond Fund and Municipal Bond Fund, respectively.  At February 29, 2016, USBFS was owed fees of $47,254 and $18,578 from the Strategic Bond Fund and Municipal Bond Fund, respectively.

USBFS also serves as the transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  For the six months ended February 29, 2016, the Strategic Bond Fund incurred $35,672, and $9,418 in transfer agency and custody fees, respectively.  For the six months ended February 29, 2016, the Municipal Bond Fund incurred $27,869, and $2,990 in transfer agency and custody fees, respectively.  At February 29, 2016, the Strategic Bond Fund owed $7,577 and $2,414 for transfer agency and custody fees, respectively.  At February 29, 2016, the Municipal Bond Fund owed $7,301 and $956 for transfer agency and custody fees, respectively.

The Funds each have a line of credit with US Bank (see Note 10).

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended February 29, 2016, the Strategic Bond Fund and Municipal Bond Fund were allocated $6,006 and $6,006, respectively, of the Trust’s Chief Compliance Officer fees.  At February 29, 2016, fees of $2,009 and $2,008 were owed for the Chief Compliance Officer’s services by the Strategic Bond Fund and Municipal Bond Fund, respectively.

7.	Capital Share Transactions

Transactions in shares of the Funds were as follows:

STRATEGIC BOND FUND
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 29, 2016	AUGUST 31, 2015
Shares Sold	9,554,933	3,317,388
Shares issued
to holders in
reinvestment
of distributions	167,292	218,816
Shares Redeemed	(1,844,760)	(2,841,781)
Net Increase	7,877,465	694,423

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 29, 2016 (Unaudited)

MUNICIPAL BOND FUND – INSTITUTIONAL CLASS
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 29, 2016	AUGUST 31, 2015
Shares Sold	1,219,246	1,244,635
Shares issued
to holders in
reinvestment
of distributions	23,821	43,387
Shares Redeemed	(336,959)	(345,404)
Net Increase	906,108	942,618

MUNICIPAL BOND FUND – RETAIL CLASS
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 29, 2016	AUGUST 31, 2015
Shares Sold	546,257	427,218
Shares issued
to holders in
reinvestment
of distributions	5,928	7,180
Shares Redeemed	(34,256)	(164,768)
Net Increase	517,929	269,630

8.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended February 29, 2016, are summarized below.

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
Purchases
U.S. Government	$—	$—
Other	214,580,250	36,324,623
Sales
U.S. Government	$—	$—
Other	55,335,502	7,452,151

9.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At February 29, 2016, Charles Schwab & Co., Inc. and National Financial Services Corp., for the benefit of their customers, held 34.51% and 29.53%, respectively, of the Strategic Bond Fund’s outstanding shares. At February 29, 2016, National Financial Services Corp., for the benefit of its customers, held 43.28% of the Municipal Bond Fund’s outstanding Institutional Class shares. At February 29, 2016, National Financial Services Corp., for the benefit of its customers, held 82.84% of the Municipal Bond Fund’s outstanding Retail Class shares.

10.	Line of Credit

At February 29, 2016, the Strategic Bond Fund and Municipal Bond Fund each had a line of credit which matures on August 12, 2016 with a maximum amount of borrowing equal to the lessor of $30,000,000 and $15,000,000, respectively, or 33% of unencumbered assets of each Fund.  These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The Funds’ securities serve as collateral for the lines of credit.  The credit facility is with US Bank, the Funds’ custodian.  Interest will be accrued at the prime rate of 3.25% through December 16, 2015 and 3.50% thereafter.  The following table provides information regarding usage of the line of credit for the six months ended February 29, 2016 for the Funds.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Strategic
Bond
Fund	5	$4,500,400	$2,031	$4,667,000	9/10/2015
Municipal
Bond
Fund	—	N/A	N/A	N/A	N/A

*	Interest expense is reported within Other Expenses on the Statement of Operations.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

»	information we receive about you on applications or other forms;

»	information you give us orally; and

»	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your nonpublic personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

EXPENSE EXAMPLE
Six Months Ended February 29, 2016 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (Municipal Bond Fund – Retail Class only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/15 – 2/29/16).

Actual Expenses
The first line of each of the tables below provides information about actual account values and actual expenses for each Fund. However, the tables do not include shareholder specific fees, such as the $15.00 fee charged to IRA accounts, or the $2.00 fee charged for wire redemptions. The tables also do not include portfolio trading commissions and related trading costs. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of the purchase. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of each of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of each of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			EXPENSES PAID
			DURING PERIOD
PERFORMANCE TRUST	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2015 –
STRATEGIC BOND FUND	SEPTEMBER 1, 2015	FEBRUARY 29, 2016	FEBRUARY 29, 2016*
Actual	$1,000	$1,024.50	$4.08
Hypothetical
(5% annual return before expenses)	$1,000	$1,020.84	$4.07

*	Expenses are equal to the Fund’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2015 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2015	FEBRUARY 29, 2016	FEBRUARY 29, 2016*
Actual	$1,000	$1,050.10	$2.80
Hypothetical
(5% annual return before expenses)	$1,000	$1,022.13	$2.77

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2015 –
RETAIL CLASS	SEPTEMBER 1, 2015	FEBRUARY 29, 2016	FEBRUARY 29, 2016*
Actual	$1,000	$1,048.70	$4.08
Hypothetical
(5% annual return before expenses)	$1,000	$1,020.89	$4.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

ADDITIONAL INFORMATION
(Unaudited)

Tax Information
For the fiscal year ended August 31, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Strategic Bond Fund	0.01%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2015 was as follows:

Strategic Bond Fund	0.01%

Availability of Proxy Voting Information
The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1 (877) 738-9095. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1 (877) 738-9095, or by accessing the SEC’s website at http://www.sec.gov.

Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file their schedule of portfolio holdings with the SEC on Form N-Q (first and third quarters) and Form N-CSR (second and fourth quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1 (202) 551-8090 (direct) or 1 (800) SEC-0330 (general SEC number).

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-738-9095 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Forward Looking Statements
Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the most recent prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s data, forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information About Trustees
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1 (877) 738-9095.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

INDEPENDENT TRUSTEES
(Unaudited)

OTHER
				NUMBER OF	DIRECTORSHIPS
	POSITION(S)	TERM OF OFFICE	PRINCIPAL	PORTFOLIOS IN THE	HELD BY TRUSTEE
NAME, ADDRESS,	HELD WITH THE	AND LENGTH OF	OCCUPATION(S) DURING	TRUST OVERSEEN BY	DURING THE PAST
AND AGE	TRUST	TIME SERVED	THE PAST FIVE YEARS	TRUSTEE	FIVE YEARS

Michael D.	Trustee	Indefinite Term;	Professor and Chair,	37	Independent
Akers, Ph.D.		Since August 22,	Department of Accounting,		Trustee, USA
615 E. Michigan St.		2001	Marquette University		MUTUALS
Milwaukee, WI			(2004–present).		(an open-end
53202					investment
Age: 60					company with
five portfolios).

Gary A. Drska	Trustee	Indefinite Term;	Pilot, Frontier/	37	Independent
615 E. Michigan St.		Since August 22,	Midwest Airlines,		Trustee, USA
Milwaukee, WI		2001	Inc. (airline company)		MUTUALS
53202			(1986-present).		(an open-end
Age: 59					investment
company with
five portfolios).

Jonas B. Siegel	Trustee	Indefinite Term;	Retired (2011-present);	37	Independent
615 E. Michigan St.		Since October 23,	Managing Director,		Manager,
Milwaukee, WI		2009	Chief Administrative		Ramius IDF fund
53202			Officer (“CAO”)		complex (two
Age: 72			Chief Compliance		closed-end
			Officer (“CCO”),		investment
			Granite Capital		companies)
			International Group,		Independent
			L.P. (an investment		Trustee,
			management firm)		Gottex Trust (an
			(1994-2011).		open-end
investment
company with
one portfolio)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-end
investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-end
investment
companies)
(2010–2015).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

OTHER
				NUMBER OF	DIRECTORSHIPS
	POSITION(S)	TERM OF OFFICE	PRINCIPAL	PORTFOLIOS IN THE	HELD BY TRUSTEE
NAME, ADDRESS,	HELD WITH THE	AND LENGTH OF	OCCUPATION(S) DURING	TRUST OVERSEEN BY	DURING THE PAST
AND AGE	TRUST	TIME SERVED	THE PAST FIVE YEARS	TRUSTEE	FIVE YEARS

Joseph C.	Chairperson	Indefinite Term;	Executive Vice	37	Trustee, Buffalo
Neuberger(1)	and Trustee	Since August 22,	President, U.S.		Funds (an
615 E. Michigan St.		2001	Bancorp Fund		open-end
Milwaukee, WI			Services, LLC		investment
53202			(1994–present).		company with
Age: 53					ten portfolios);
Trustee, USA
MUTUALS
(an open-end
investment
company with
five portfolios).

John P. Buckel	President,	Indefinite Term;	Vice President,	N/A	N/A
615 E. Michigan St.	and Principal	Since January 24,	U.S. Bancorp Fund
Milwaukee, WI	Executive	2013	Services, LLC
53202	Officer		(2004-present).
Age: 58

Jennifer A. Lima	Vice President,	Indefinite Term;	Vice President,	N/A	N/A
615 E. Michigan St.	Treasurer	Since January 24,	U.S. Bancorp Fund
Milwaukee, WI	and Principal	2013	Services, LLC
53202	Financial and		(2002–present).
Age: 42	Accounting
Officer

Adam W. Smith	Secretary	Indefinite Term;	Assistant Vice	N/A	N/A
615 E. Michigan St.		Since	President, U.S.
Milwaukee, WI		May 29,	Bancorp Fund
53202		2015	Services, LLC
Age: 34			(April 2012–present);
Research Associate,
Vista360, LLC (May
2010–April 2012),
Student, Marquette
University Law
School (August
2007–May 2012).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

OTHER
				NUMBER OF	DIRECTORSHIPS
	POSITION(S)	TERM OF OFFICE	PRINCIPAL	PORTFOLIOS IN THE	HELD BY TRUSTEE
NAME, ADDRESS,	HELD WITH THE	AND LENGTH OF	OCCUPATION(S) DURING	TRUST OVERSEEN BY	DURING THE PAST
AND AGE	TRUST	TIME SERVED	THE PAST FIVE YEARS	TRUSTEE	FIVE YEARS

Anita M. Zagrodnik	Chief	Indefinite Term;	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Since July 1,	President, U.S.
Milwaukee, WI	Officer,	2014	Bancorp Fund
53202	Vice President		Services, LLC
Age: 55	and		(January 2014–
	Anti-Money		present); CCO
	Laundering		(2003–2013) and
	Officer		Senior Vice President,
Ariel Investments,
LLC (2010–2013);
Vice President,
Ariel Investments,
LLC (2003–2010).

Jesse J. Schmitting	Assistant	Indefinite Term;	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Since July 21,	President, U.S.
Milwaukee, WI		2011	Bancorp Fund
53202			Services, LLC
Age: 33			(2008–present).

Cullen O. Small	Assistant	Indefinite Term;	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Since January 22,	President, U.S.
Milwaukee, WI		2015	Bancorp Fund
53202			Services, LLC
Age: 28			(2010–present).

Kelly Burns	Assistant	Indefinite Term;	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Since April 23,	Bancorp Fund
Milwaukee, WI		2015	Services, LLC
53202			(2011–present);
Age: 28			Student Illinois State
University (2006–2011).

Melissa Aguinaga	Assistant	Indefinite Term;	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Since July 1,	Bancorp Fund
Milwaukee, WI		2015	Services, LLC
53202			(2010–present).
Age: 28

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Funds.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

(This Page Intentionally Left Blank.)

Investment Adviser
PT Asset Management, LLC
500 W. Madison, Suite 470
Chicago, IL  60661

888.282.3220
www.PTAMfunds.com

Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME  04101

This report has been prepared for shareholders
and may be distributed to others only if preceded
or accompanied by a current prospectus.

The Performance Trust Mutual Funds are distributed
by Foreside Fund Services, LLC

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  4/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date 4/27/16

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date 4/26/16

* Print the name and title of each signing officer under his or her signature.